Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2013
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents [Table Text Block]
Cash and cash equivalents are as follows:

	December 31,
(In thousands of US$)	2013	2012

Cash and due from banks	2,161	6,718
Interest-bearing deposits in banks	837,557	700,312
Total	839,718	707,030
Less:
Pledged deposits	9,032	14,519
	830,686	692,511